Annual Total Returns [BarChart] - iShares iBonds Dec 2028 Term Corporate ETF - iShares iBonds Dec 2028 Term Corporate ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2019	15.52%
Annual Return 2020	9.72%